OMB APPROVAL

OMB Number: 3235-0578 Expires: Feb. 28, 2006 Estimated average burden hours per response: 20.0

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for five of its series, Evergreen California Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, for the quarter ended June 30, 2005. These five series have an March 31 fiscal year end.
Date of reporting period:	June 30, 2005

Item 1 – Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.5%
EDUCATION 4.2%
California Edl. Facs. Auth. RRB, Santa Clara Univ. Proj., 5.25%, 09/01/2016, (Insd. by AMBAC)	$1,000,000	$1,147,620
University of California RB, Ser. F, 4.75%, 05/15/2020 #	355,000	376,619
University of California RRB, Ser. B, 5.25%, 05/15/2015, (Insd. by AMBAC)	700,000	780,591

		2,304,830

GENERAL OBLIGATION – LOCAL 50.9%
Anaheim, CA Unified Sch. Dist. GO, 4.50%, 08/01/2020, (Insd. by FSA)	750,000	778,327
California Coast Cmnty. College Dist. GO, 5.00%, 08/01/2016, (Insd. by MBIA)	350,000	389,872
Campbell, CA Unified High Sch. Dist. GO, 4.30%, 08/01/2019	270,000	276,318
Chaffey, CA Cmnty. College Dist. GO, Ser. A, 5.25%, 07/01/2014, (Insd. by FSA)	835,000	941,504
East Bay, CA Muni. Util. Dist. GO, Ser. F, 5.00%, 04/01/2017, (Insd. by AMBAC)	1,000,000	1,090,390
East Bay, CA Regl. Park Dist. GO, 5.00%, 09/01/2016	600,000	633,948
Grossmont, CA Unified Sch. Dist. GO, Election of 2004 Proj., 5.00%, 08/01/2015	250,000	275,095
La Mesa-Spring Valley, CA Sch. Dist. GO, Ser. C, 5.00%, 08/01/2016, (Insd. by FGIC)	700,000	780,997
Lincoln, CA Unified Sch. Dist. GO, Election of 2004 Proj., 4.50%, 08/01/2019, (Insd. by FGIC)	350,000	362,401
Los Angeles, CA Cmnty. College Dist. GO, Ser. B:
5.00%, 08/01/2016, (Insd. by FSA)	1,000,000	1,095,960
5.00%, 08/01/2018, (Insd. by FSA)	800,000	876,184
Los Angeles, CA GO:
Election of 1997 Proj., Ser. F, 5.00%, 07/01/2016, (Insd. by FSA)	2,000,000	2,190,280
Ser. A:
5.00%, 09/01/2014, (Insd. by MBIA)	2,000,000	2,215,520
5.00%, 09/01/2018, (Insd. by MBIA)	1,500,000	1,641,565
Newark, CA Unified Sch. Dist. GO, 4.00%, 08/01/2019, (Insd. by MBIA)	400,000	401,808
North Orange Cnty., CA Cmnty. College Dist. GO, 5.00%, 08/01/2016, (Insd. by MBIA)	500,000	556,960
Perris, CA Unified High Sch. Dist. GO, Ser. A, 5.00%, 09/01/2018, (Insd. by FGIC)	860,000	949,388
Piedmont, CA Unified Sch. Dist. GO, 4.00%, 08/01/2020, (Insd. by MBIA)	260,000	260,385
Saddleback Valley, CA Unified Sch. Dist. GO, 5.00%, 08/01/2017, (Insd. by FSA)	1,000,000	1,100,320
San Diego, CA Unified Sch. Dist. GO:
Election of 1998 Proj., Ser. E, 5.25%, 07/01/2017, (Insd. by FSA)	1,500,000	1,688,730
Ser. C, 5.00%, 07/01/2016, (Insd. by FSA)	1,000,000	1,112,960
San Jose-Evergreen, CA Cmnty. College Dist. GO:
Ser. A, 5.00%, 09/01/2019, (Insd. by AMBAC)	1,500,000	1,635,765
Ser. C:
5.00%, 09/01/2014, (Insd. by AMBAC)	685,000	765,364
5.25%, 09/01/2016, (Insd. by AMBAC)	500,000	563,920
San Mateo, CA Union High Sch. Dist. GO, Election of 2000 Proj., Ser. A, 5.375%, 09/01/2017,
(Insd. by FGIC)	500,000	563,495
San Rafael, CA City High Sch. GO, Election of 2002 Proj., Ser. B, 5.00%, 08/01/2016,
(Insd by FGIC)	910,000	997,324
Santa Clarita, CA Cmnty. College Dist. GO, 5.00%, 08/01/2020	450,000	492,115
Santa Rosa, CA High Sch. Dist. RB, Election of 2002 Proj., 5.00%, 08/01/2019	730,000	798,978
Southwestern California Cmnty. College Dist. GO, Election of 2000 Proj., 5.00%, 08/01/2018,
(Insd. by FGIC)	1,000,000	1,094,660
Ventura Cnty., CA Cmnty. College Dist. GO, Ser. A, 5.00%, 08/01/2018, (Insd. by MBIA)	700,000	764,029
Windsor, CA Unified Sch. Dist. GO, 4.00%, 08/01/2020, (Insd. by FSA)	320,000	320,474

		27,615,036

GENERAL OBLIGATION – STATE 4.0%
California GO:
5.00%, 03/01/2017	600,000	658,284
5.25%, 02/01/2020	1,400,000	1,542,954

		2,201,238

[1]

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 3.0%
Long Beach, CA Harbor RB, Ser. A, 5.75%, 05/15/2013	$400,000	$443,832
Long Beach, CA Harbor RRB:
Ser. A, 6.00%, 05/15/2011, (Insd. by FGIC)	450,000	511,249
Ser. B, 5.00%, 05/15/2018, (Insd. by FGIC)	615,000	673,038

		1,628,119

RESOURCE RECOVERY 0.5%
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A, 6.00%, 12/01/2015	250,000	287,078

SALES TAX 7.4%
California Econ. Recovery GO:
Ser. A, 5.00%, 07/01/2016	1,900,000	2,056,313
Ser. A, 5.25%, 07/01/2014, (Insd. by FGIC)	175,000	198,910
California Econ. Recovery GO, Ser. A, 5.00%, 07/01/2016	1,900,000	2,056,313
Los Angeles Cnty., CA Metro. Trans. Auth. Sales Tax RRB, Ser. B, 5.00%, 07/01/2019,
(Insd. by MBIA)	250,000	273,422
San Francisco, CA Bay Area Rapid Trans. Dist. Sales Tax RRB, 5.25%, 07/01/2017	1,350,000	1,443,717

		3,972,362

TRANSPORTATION 3.0%
California Infrastructure & Econ. Dev. Bank EDRB, Bay Area Toll Bridges Proj., Ser. A, 5.25%,
07/01/2018, (Insd. by FSA)	1,435,000	1,602,594

UTILITY 2.2%
Los Angeles, CA Wtr. & Pwr. RRB:
Ser. A-1, 5.25%, 07/01/2015	400,000	440,444
Ser. A-2, 5.00%, 07/01/2016	700,000	766,598

		1,207,042

WATER & SEWER 21.3%
California Dept. of Wtr. Resources RRB:
Central Valley Proj., Ser. Z, 5.00%, 12/01/2016, (Insd. by FGIC)	1,700,000	1,861,823
Wtr. Sys. Proj., Ser. Y, 5.25%, 12/01/2018, (Insd. by FGIC)	1,000,000	1,114,250
Contra Costa, CA Wtr. Dist. RRB:
Ser. L, 5.00%, 10/01/2019, (Insd. by FSA)	375,000	408,589
Ser. M, 5.00%, 10/01/2016, (Insd. by FSA)	1,500,000	1,646,460
East Bay, CA Muni. Util. Wtr. Sys. RRB:
5.00%, 06/01/2018, (Insd. by FSA)	345,000	377,268
5.25%, 06/01/2014, (Insd. by MBIA)	400,000	442,776
5.25%, 06/01/2018, (Insd. by MBIA)	250,000	273,340
Los Angeles Cnty., CA Sanitation Dist. RB, Capital Proj., Ser. A, 5.00%, 10/01/2017,
(Insd. by FSA)	3,000,000	3,290,670
Los Angeles, CA Dept. of Wtr. & Pwr. Wtrwrks. RB, Ser. C, 5.25%, 07/01/2018,
(Insd. by MBIA)	1,000,000	1,116,950
Oakland, CA Wtr. & Swr. RB, Ser. A, 5.00%, 06/15/2017, (Insd. by FSA)	250,000	274,785
Santa Clara Valley, CA Wtr. Dist. COP, Ser. A, 5.00%, 02/01/2017, (Insd. by FGIC)	700,000	761,558

		11,568,469

Total Municipal Obligations (cost $50,324,116)		52,386,768

	Shares	Value

SHORT-TERM INVESTMENTS 2.9%
MUTUAL FUND SHARES 2.9%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $1,595,646)	1,595,646	1,595,646

Total Investments (cost $51,919,762) 99.4%		53,982,414
Other Assets and Liabilities 0.6%		327,915

Net Assets 100.0%		$54,310,329

#	When-issued or delayed delivery security

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

[2]

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of June 30, 2005:

California	97.0%
Non-state specific	3.0%

100.0%

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $51,919,762. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,062,652 and $0, respectively, with a net unrealized appreciation of $2,062,652.

[3]

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.2%
COMMUNITY DEVELOPMENT DISTRICT 1.8%
Connecticut Dev. Auth. RB, Mary Wade Home, Ser. A:
5.60%, 12/01/2007	$200,000	$209,500
5.70%, 12/01/2008	100,000	106,491
6.375%, 12/01/2018	1,000,000	1,098,430

		1,414,421

CONTINUING CARE RETIREMENT COMMUNITY 2.9%
Connecticut Hlth. & Edl. Facs. Auth. RB, Eastern Connecticut Hlth. Network, Ser. A, 6.375%, 07/01/2016	2,000,000	2,265,800

EDUCATION 6.9%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Kent Sch., Ser. B, 5.50%, 07/01/2015	1,000,000	1,010,080
Univ. of Hartford, Ser. E, 5.00%, 07/01/2013	1,000,000	1,085,360
Westminster Sch., Ser. A, 5.50%, 07/01/2016	1,500,000	1,553,070
Westover Sch., Ser. A, 6.00%, 07/01/2017	1,505,000	1,698,558

		5,347,068

ELECTRIC REVENUE 3.5%
Connecticut Dev. Auth. PCRB, Light & Pwr. Facs., 5.85%, 09/01/2028	1,000,000	1,085,580
Puerto Rico Elec. Pwr. Auth. RB, 5.50%, 07/01/2018	1,500,000	1,667,985

		2,753,565

GENERAL OBLIGATION – LOCAL 10.1%
Bayonne, NJ TAN GO, Ser. B, 5.00%, 11/15/2005	1,000,000	1,004,780
Bridgeport, CT GO, Ser. A, 5.25%, 09/15/2022	1,000,000	1,108,060
Cheshire, CT GO, 5.375%, 10/15/2013	660,000	728,680
Middletown, CT GO, 6.00%, 04/15/2007	1,000,000	1,058,320
Milford, CT GO, 5.20%, 01/15/2013	500,000	559,705
Montville, CT GO, 5.25%, 12/01/2008	300,000	324,036
New Haven, CT GO, Ser. C, 5.00%, 11/01/2019	1,000,000	1,089,960
Plainville, CT GO, 5.00%, 12/01/2017	500,000	549,995
Waterbury, CT GO:
6.00%, 02/01/2012	645,000	717,433
6.00%, 02/01/2013	680,000	756,364

		7,897,333

GENERAL OBLIGATION – STATE 8.9%
Commonwealth of Puerto Rico GO:
5.50%, 07/01/2008, (Insd. by MBIA)	205,000	221,019
6.50%, 07/01/2014, (Insd. by MBIA)	2,000,000	2,477,380
Connecticut GO:
Ser. A, 6.25%, 05/15/2006	2,000,000	2,062,060
Ser. E, 5.125%, 11/15/2015	1,000,000	1,096,880
Ser. F, 5.25%, 10/15/2021	1,000,000	1,113,530

		6,970,869

HOSPITAL 10.3%
Connecticut Dev. Auth. RB, Elim Park Baptist Home, Inc. Proj., 5.75%, 12/01/2023	750,000	801,517
Connecticut Hlth. & Edl. Facs. Auth. RB:
Children’s Med. Ctr., Ser. B, 5.00%, 07/01/2021	1,000,000	1,078,900
Greenwich Hosp. Assn., Ser. A, 5.40%, 07/01/2009	500,000	522,035
New Britain Gen. Hosp., Ser. B, 5.875%, 07/01/2008, (Insd. by AMBAC)	250,000	253,120
St. Francis Hosp. & Med. Ctr., Ser. D, 5.375%, 07/01/2013	1,000,000	1,108,280
Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,042,590
Veteran’s Mem. Med. Ctr., Ser. A, 5.375%, 07/01/2014	1,000,000	1,043,820
Yale New Haven Hosp., Ser. H, 5.625%, 07/01/2016	1,000,000	1,044,900
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	1,000,000	1,111,200

		8,006,362

[1]

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 9.1%
Connecticut HFA RB:
Group Home Mtge., Ser. 5, 5.70%, 06/15/2020, (Insd. by AMBAC)	$315,000	$338,105
Mtge. Fin. Program:
Ser. D-1, 5.75%, 11/15/2017	550,000	585,327
Ser. E-2, 4.75%, 11/15/2018	2,000,000	2,043,420
Ser. F-1, 5.05%, 11/15/2021	1,000,000	1,034,020
Ser. G, 6.00%, 11/15/2027	425,000	439,930
Ser. G-2, 4.55%, 11/15/2018	500,000	504,970
Spl. Needs Mtge., Ser. 2, 5.25%, 06/15/2022	2,000,000	2,144,260

		7,090,032

INDUSTRIAL DEVELOPMENT REVENUE 4.6%
Connecticut Dev. Auth. RB, Northeast Foods, Inc., Proj., FRN, 2.40%, 06/01/2013	1,600,000	1,600,000
Farmington, NM PCRB, El Paso Elec. Co. Proj., Ser. A, 6.375%, 06/01/2032	1,000,000	1,002,740
Michigan Strategic Fund PCRB, General Motors Corp. Proj., FRN, 5.25%, 12/01/2008, (Gtd. by General Motors Corp.)	1,000,000	1,000,000

		3,602,740

MISCELLANEOUS REVENUE 0.3%
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 5.25%, 10/01/2021	250,000	271,135

PRE-REFUNDED 10.7%
Connecticut GO:
Ser. A:
6.00%, 04/15/2013	3,000,000	3,421,440
6.25%, 05/15/2006	20,000	20,633
Ser. D, 5.125%, 11/15/2017	2,000,000	2,200,980
Hamden, CT GO, 5.40%, 08/15/2011, (Insd. by MBIA)	1,275,000	1,326,676
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%, 08/15/2013	1,000,000	1,169,450
Stamford, CT GO, 5.00%, 07/15/2017	200,000	212,482

		8,351,661

RESOURCE RECOVERY 1.3%
Eastern Connecticut Resource Recovery Auth. RB, Wheelabrator Lisbon, Inc. Proj., Ser. A, 5.50%, 01/01/2014	1,000,000	1,011,800

SPECIAL TAX 14.5%
Connecticut Dev. Auth. Spl. Obl. RRB:
Ser. A, 5.00%, 10/15/2021, (Insd. by MBIA)	530,000	574,186
Ser. C, 5.125%, 05/01/2015	375,000	421,155
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure:
Ser. A:
5.00%, 07/01/2023	500,000	542,175
6.00%, 06/01/2006, (Insd. by FGIC)	1,000,000	1,030,420
Ser. B, 6.50%, 10/01/2010	3,905,000	4,536,595
Ser. C, 6.00%, 10/01/2008, (Insd. by MBIA)	3,800,000	4,166,662

		11,271,193

STUDENT LOAN 0.7%
Connecticut Higher Ed. Loan Auth. RB, Family Ed. Loan Program, Ser. A, 5.375%, 11/15/2008	545,000	549,246

TOBACCO REVENUE 0.6%
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.375%, 05/15/2033	460,000	472,783

TRANSPORTATION 5.8%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. J, 5.00%, 07/01/2019	2,000,000	2,199,140
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,289,720

		4,488,860

[2]

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 4.2%
Commonwealth of Puerto Rico Aqueduct & Swr. Auth. RB, 5.20%, 07/01/2008, (Insd. by MBIA)	$1,000,000	$1,069,550
South Central Connecticut Regl. Wtr. Auth. RB:
5.00%, 08/01/2024	1,000,000	1,078,680
5.25%, 08/01/2014	1,000,000	1,120,340

		3,268,570

Total Municipal Obligations (cost $70,484,108)		75,033,438

	Shares	Value

SHORT-TERM INVESTMENTS 2.5%
MUTUAL FUND SHARES 2.5%
Evergreen Institutional Municipal Money Market Fund ø (cost $1,976,121)	1,976,121	1,976,121

Total Investments (cost $72,460,229) 98.7%		77,009,559
Other Assets and Liabilities 1.3%		981,098

Net Assets 100.0%		$77,990,657

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FRN	Floating Rate Note
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
TAN	Tax Anticipation Note

The following table shows the percent of total investments by geographic location as of June 30, 2005:

Connecticut	79.6%
Puerto Rico	10.5%
South Carolina	3.0%
Michigan	1.3%
New Jersey	1.3%
New Mexico	1.3%
U.S. Virgin Islands	0.4%
Non-state specific	2.6%

100.0%

On June 30, 2005 the aggregate cost of securities for federal income tax purposes was $72,460,229. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,551,118 and $1,788, respectively, with a net unrealized appreciation of $4,549,330.

[3]

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.2%
CONTINUING CARE RETIREMENT COMMUNITY 6.6%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	$1,535,000	$1,541,339
New Jersey EDA RB:
1st Mtge. of Reformed Church, 5.375%, 12/01/2018	1,150,000	1,172,172
1st Mtge. of The Evergreens:
6.00%, 10/01/2017	680,000	702,290
6.00%, 10/01/2022	4,140,000	4,256,707
Evergreens Proj., 5.875%, 10/01/2012	2,000,000	2,001,540
Franciscan Oaks Proj., 5.70%, 10/01/2017	3,000,000	3,039,510
New Jersey Hlth. Care Facs. Fin. Auth. RB, Wiley Mission Proj., FRN, 2.54%, 07/01/2029, (LOC: Commerce Bancorp, Inc.)	5,000,001	5,000,000

		17,713,558

EDUCATION 5.9%
Mercer Cnty., NJ Impt. Auth. RB Sch. Dist. Proj.:
5.25%, 01/15/2021	1,320,000	1,454,468
5.25%, 01/15/2022	1,000,000	1,100,480
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	500,000	582,755
New Jersey EDA RB:
Rutgers State Univ. Civic Ctr., 6.125%, 07/01/2024, (Insd. by AMBAC)	55,000	55,556
Sch. Facs. Construction, Ser. H-4, FRN, 2.50%, 03/01/2030, (Gtd. by XL Capital, Ltd.)	2,050,000	2,050,000
New Jersey Edl. Facs. Auth. RB:
5.125%, 09/01/2010	2,000,000	2,048,240
Kean Univ., Ser. D:
5.25%, 07/01/2019	1,000,000	1,107,250
5.25%, 07/01/2020	1,000,000	1,107,250
Ser. A, 5.25%, 09/01/2018, (Insd. by AMBAC)	3,895,000	4,308,104
Ser. H, Princeton Univ., 5.25%, 07/01/2017	1,865,000	2,056,759

		15,870,862

ELECTRIC REVENUE 0.4%
Puerto Rico Elec. Pwr. Auth. RB, 5.50%, 07/01/2018	1,000,000	1,111,990

GENERAL OBLIGATION – LOCAL 7.1%
Atlantic Cnty., NJ GO, Spl. Svcs. Vocational Sch., 5.70%, 08/01/2006, (Insd. by MBIA)	300,000	309,618
Bayonne, NJ TAN GO, Ser. B, 5.00%, 11/15/2005	2,000,000	2,009,560
Bergen Cnty., NJ GO:
5.25%, 10/01/2010	1,000,000	1,026,650
Impt. Auth. Sch. Wyckoff Board of Ed. Proj., 5.25%, 04/01/2020	1,770,000	1,977,426
Branchburg Township, NJ GO, 6.45%, 08/01/2005	160,000	160,496
Essex Cnty., NJ Impt. Auth. GO, 5.80%, 11/01/2007	500,000	532,235
Freehold, NJ Board of Ed. GO, 5.40%, 07/15/2024, (Insd. by FSA)	1,455,000	1,496,802
Freehold, NJ Regl. High Sch. GO:
5.60%, 03/01/2012	1,630,000	1,812,332
5.60%, 03/01/2013	1,065,000	1,184,131
Gloucester Township, NJ GO, 5.45%, 07/15/2007, (Insd. by AMBAC)	500,000	527,210
Jersey City, NJ Refunding GO, Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	250,000	262,490
Lakewood Township, NJ GO, Sch. Dist., 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	470,312
Middletown Township, NJ GO, 5.20%, 08/01/2007	335,000	351,221
Millburn Township, NJ Board of Ed. GO, 5.35%, 07/15/2011	960,000	1,073,510
Randolph Township, NJ GO, Sch. Dist., 6.30%, 03/15/2006, (Insd. by FSA)	500,000	512,885
South Brunswick Township, NJ Board of Ed. GO, 6.40%, 08/01/2011, (Insd. by FGIC)	1,000,000	1,003,330
Sparta Township, NJ GO, 5.80%, 09/01/2023, (Insd. by MBIA)	1,100,000	1,140,150
Toms River, NJ GO, Board of Ed. Sch. Bond Reserve Act, 5.75%, 07/15/2019, (Insd. by FGIC)	1,095,000	1,160,383
Voorhees Township, NJ GO, 5.95%, 07/15/2007	370,000	393,147
Washington Township, NJ GO:
Board of Ed. Mercer Cnty., 5.00%, 01/01/2020, (Insd. by FSA)	1,300,000	1,419,925
Board of Ed. Warren Cnty., 7.50%, 04/15/2009	130,000	150,987

		18,974,800

[1]

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE 5.0%
Commonwealth of Puerto Rico GO:
5.375%, 07/01/2021	$1,000,000	$1,067,450
6.50%, 07/01/2008, (Insd. by MBIA)	1,115,000	1,233,023
New Jersey GO:
Ser. D, 5.80%, 02/15/2007	500,000	523,610
Ser. E, 6.00%, 07/15/2009	6,500,000	7,214,675
Ser. F, 5.50%, 08/01/2011	3,000,000	3,361,650

		13,400,408

HOSPITAL 16.3%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 5.75%, 07/01/2022	500,000	537,810
Doctors Cmnty. Hosp., Inc., 5.75%, 07/01/2013	2,400,000	2,403,336
New Jersey Hlth. Care Facs. Fin. Auth. RB:
AHS Hosp. Corp., Ser. A, 6.00%, 07/01/2011, (Insd. by AMBAC)	1,345,000	1,536,582
Atlantic City Med. Ctr., Ser. B, 6.00%, 07/01/2012	3,000,000	3,408,390
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	3,825,000	4,040,921
Capital Hlth. Sys. Obl. Group, Ser. A, 5.75%, 07/01/2023	1,000,000	1,086,730
Hackensack Univ. Med. Ctr., 5.875%, 01/01/2015	1,000,000	1,076,790
Hackensack Univ., FRN, 2.90%, 01/01/2035	5,750,000	5,750,000
Jersey City Med. Ctr., 4.80%, 08/01/2021, (Insd. by AMBAC & FHA)	1,620,000	1,650,164
Johnson Univ. Hosp. Proj., 5.70%, 07/01/2020	2,000,000	2,168,800
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	4,107,638
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,858,687
Ser. A-2, FRN, 2.54%, 07/01/2014, (LOC: Commerce Bancorp, Inc.)	5,000,000	5,000,000
St. Joseph’s Hosp. & Med. Ctr., 5.70%, 07/01/2011	1,000,000	1,046,360
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. A, 6.00%, 01/15/2022	2,900,000	3,222,712

		43,894,920

HOUSING 6.8%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	2,000,000	2,107,460
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	1,250,000	1,331,225
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	3,000,000	3,138,780
5.45%, 11/01/2014, (Insd. by FSA)	1,000,000	1,045,070
5.70%, 05/01/2020, (Insd. by FSA)	225,000	238,169
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	340,000	359,900
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	1,980,000	2,096,840
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB:
5.30%, 10/01/2008, (Insd. by MBIA)	3,140,000	3,288,522
5.40%, 10/01/2009, (Insd. by MBIA)	4,385,001	4,606,048

		18,212,014

INDUSTRIAL DEVELOPMENT REVENUE 2.7%
Ohio Wtr. Dev. Auth. Solid Wst. Disp. RB, North Star BHP Steel Cargill, 6.30%, 09/01/2020	3,000,000	3,070,590
Texas Alliance Arpt. Auth., Inc. Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	4,000,000	4,180,520

		7,251,110

LEASE 7.5%
Burlington Cnty., NJ Bridge Commission RB, Cnty. Gtd. Govt. Leasing Program:
5.00%, 12/01/2020	905,000	986,685
5.25%, 08/15/2020	1,000,000	1,087,770
5.25%, 08/15/2021	1,500,000	1,631,655
Camden Cnty., NJ Impt. Auth. Lease RB, Ser. A, 5.00%, 09/01/2016, (Insd. by FSA)	1,105,000	1,213,080
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Fac. Proj., 5.75%, 10/01/2012, (Insd. by FGIC)	3,090,000	3,491,947
[2]

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Hudson Cnty., NJ COP, Correctional Facs., Ser. A, 5.00%, 12/01/2021, (Insd. by MBIA)	$2,500,000	$2,689,475
Mercer Cnty., NJ Impt. Auth. RB, Govt. Leasing Program, 5.40%, 12/01/2005	900,000	902,079
Monmouth Cnty., NJ Impt. Auth. RB, Govt. Loan Program, 5.25%, 12/01/2021	1,705,000	1,882,116
New Jersey EDA RB:
5.25%, 11/15/2018	1,745,000	1,934,734
Dept. of Human Svcs.:
5.75%, 07/01/2013	1,100,000	1,237,280
Ser. A, 5.70%, 07/01/2012	2,430,000	2,678,103
Performing Arts Ctr. Proj., 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	520,225

		20,255,149

MISCELLANEOUS REVENUE 5.1%
Commonwealth of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A., 6.25%, 07/01/2009, (Insd. by AMBAC)	250,000	281,335
Garden State Preservation Trust RB, Ser. A, 5.25%, 11/01/2018	4,085,000	4,541,621
Middlesex Cnty., NJ Impt. Auth. RB, 5.25%, 09/15/2019	1,250,000	1,390,688
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025	5,000,000	5,290,850
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	2,160,760

		13,665,254

PORT AUTHORITY 15.0%
Delaware River & Bay Auth. RB:
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,033,840
Ser. A, 5.70%, 01/01/2019, (Insd. by FGIC)	750,000	840,585
Delaware River Port Auth. of Pennsylvania & New Jersey RB:
5.40%, 01/01/2015, (Insd. by FGIC)	2,500,000	2,581,125
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,032,360
Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	4,330,000	4,813,791
Port Auth. of New York & New Jersey RB:
6.75%, 10/01/2011	5,000,000	5,257,550
Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,631,650
Ser. 1038, 8.20%, 11/15/2013, (Insd. by FGIC)	5,000,000	6,159,800
Ser. B, 6.00%, 07/15/2008	7,275,000	7,629,947
Port of Seattle, WA RRB, Ser. D, 6.00%, 02/01/2011, (Insd. by MBIA)	2,000,000	2,247,860
South Jersey Port Corp. RB, Ser. L, 5.25%, 01/01/2013	2,870,000	3,114,094

		40,342,602

PRE-REFUNDED 1.5%
Camden Cnty., NJ Impt. Auth. Lease RB, 5.625%, 10/01/2015, (Insd. by MBIA)	500,000	513,790
Essex Cnty., NJ Util. Auth. Solid Wst. RB, Ser. A:
5.50%, 04/01/2011, (Insd. by FSA)	250,000	260,320
5.60%, 04/01/2016, (Insd. by FSA)	250,000	260,505
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	56,861
Burlington Cnty. Mem. Hosp. Proj., 6.00%, 07/01/2012	50,000	57,433
New Jersey Turnpike Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	2,350,000	2,832,643

		3,981,552

PUBLIC FACILITIES 2.7%
New Jersey Sports & Exposition Auth. RB, Ser. A:
5.25%, 09/01/2015	1,445,000	1,597,621
5.75%, 03/01/2010, (Insd. by MBIA)	4,085,000	4,550,159
6.00%, 03/01/2015, (Insd. by MBIA)	1,000,000	1,124,190

		7,271,970

SPECIAL TAX 1.2%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.50%, 10/01/2013	3,000,000	3,172,980

[3]

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
STUDENT LOAN 0.2%
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%, 06/01/2016, (Insd. by AMBAC)	$540,000	$557,550

TRANSPORTATION 8.3%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. W, 5.50%, 07/01/2015, (Gtd. by IBC & Insd. by MBIA)	2,300,000	2,691,759
Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,466,740
New Jersey EDA RB, Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	1,000,000	1,130,180
New Jersey Hwy. Auth. Garden State Parkway RB, 5.15%, 01/01/2007	1,000,000	1,035,840
New Jersey Trans. Corp. COP:
6.50%, 10/01/2016, (Insd. by FSA)	300,000	322,182
Federal Trans. Administration Grants, Ser. A, 5.75%, 09/15/2011, (Insd. by AMBAC)	1,150,000	1,270,405
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys.:
Ser. A:
5.625%, 06/15/2013	1,200,000	1,363,548
5.625%, 06/15/2014	1,500,000	1,717,455
5.75%, 06/15/2015	1,300,000	1,509,924
6.00%, 12/15/2006, (Insd. by AMBAC)	3,000,000	3,138,030
Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	1,000,000	1,152,708
New Jersey Turnpike Auth. RB, Ser. A, 5.75%, 01/01/2018	3,300,000	3,667,980
New Jersey Turnpike Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	650,000	791,329
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	51,139

		22,309,219

UTILITY 1.1%
Atlantic Cnty., NJ Util. Auth. RRB, 5.25%, 01/15/2015	2,655,000	2,951,298

WATER & SEWER 3.8%
Commonwealth of Puerto Rico, Aqueduct & Swr. Auth. RB, 6.25%, 07/01/2012, (Insd. by MBIA)	1,000,000	1,187,230
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009, (Insd. by AMBAC)	1,000,000	1,070,170
New Jersey Wstwtr. Treatment RB:
5.25%, 09/01/2012	1,000,000	1,047,590
Ser. A:
5.25%, 11/01/2008, (Insd. by MBIA)	1,000,000	1,067,830
7.00%, 05/15/2007, (Insd. by MBIA)	2,670,000	2,872,813
Ser. C, 6.625%, 05/15/2007, (Insd. by MBIA)	2,000,000	2,137,940
Stafford, NJ Muni. Util. Auth. RB, 6.20%, 06/01/2007, (Insd. by MBIA)	370,000	371,088
Stony Brook Regl. Swr. Auth. New Jersey RB, Ser. B, 5.45%, 12/01/2012	500,000	567,300

		10,321,961

Total Municipal Obligations (cost $245,691,730)		261,259,197

	Shares	Value

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional Municipal Money Market Fund ø (cost $3,950,188)	3,950,188	3,950,188

Total Investments (cost $249,641,918) 98.7%		265,209,385
Other Assets and Liabilities 1.3%		3,471,263

Net Assets 100.0%		$268,680,648

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
[4]

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IBC	Insured Bond Certification
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TAN	Tax Anticipation Note

The following table shows the percent of total investments by geographic location as of June 30, 2005:

New Jersey	84.5%
Puerto Rico	3.8%
Pennsylvania	2.6%
Texas	1.6%
Virgin Islands	1.2%
Ohio	1.2%
Maryland	1.1%
Washington	0.8%
Delaware	0.7%
Georgia	0.6%
Tennessee	0.4%
Non-state specific	1.5%

100.0%

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $249,641,918. The gross unrealized appreciation and depreciation on securities based on tax cost was $15,592,349 and $24,882, respectively, with a net unrealized appreciation of $15,567,467.

[5]

EVERGREEN NEW YORK MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.0%
EDUCATION 5.6%
New York Dorm. Auth. RB, Univ. Dorm. Facs.:
5.00%, 07/01/2019, (Insd. by MBIA)	$960,000	$1,049,270
5.375%, 07/01/2017	1,310,000	1,434,136
Ser. A, 5.00%, 07/01/2017	2,605,000	2,835,855

		5,319,261

GENERAL OBLIGATION – LOCAL 28.0%
Brookhaven, NY GO, 5.00%, 08/15/2015	1,790,000	2,005,015
Byram Hills, NY Sch. Dist. GO, Ser. B, 5.00%, 10/15/2019	1,880,000	2,111,428
Commack, NY Sch. Dist. GO, 4.00%, 11/15/2016	660,000	681,892
Dover, NY Sch. Dist. GO, Ser. B, 5.00%, 09/01/2014	1,000,000	1,126,180
East Hampton, NY GO, 4.00%, 03/01/2019	500,000	504,780
Liverpool, NY Sch. Dist. GO:
5.00%, 07/15/2013	985,000	1,081,520
5.125%, 07/15/2016	1,165,000	1,281,465
Millbrook, NY Sch. Dist. GO, 4.25%, 06/01/2019	585,000	600,286
Nanuet, NY Sch. Dist. GO, 4.00%, 10/15/2016	1,555,000	1,601,432
Nassau Cnty., NY Interim Fin. Auth. GO, Ser. B, 5.00%, 11/15/2017	1,000,000	1,092,090
New York, NY GO:
Ser. A, 6.50%, 05/15/2012	115,000	130,889
Ser. C, 5.50%, 08/01/2014	500,000	557,535
Ser. G, 5.00%, 12/01/2019	250,000	269,250
Ser. H, 5.75%, 03/15/2013	5,000,000	5,672,700
Onondaga Cnty., NY GO, Ser. A:
5.00%, 05/01/2016	1,250,000	1,359,100
5.00%, 07/15/2017	1,460,000	1,600,525
Orange Cnty., NY GO, Ser. A, 5.00%, 07/15/2020	500,000	547,070
Suffolk Cnty., NY GO, Ser. A, 5.00%, 05/01/2016	4,155,000	4,581,802

		26,804,959

GENERAL OBLIGATION – STATE 1.1%
New York GO, Ser. A:
4.50%, 03/15/2019	500,000	520,740
4.50%, 03/15/2020	530,000	548,529

		1,069,269

HOUSING 4.7%
New York HFA RB, Personal Income Tax, Ser. A:
5.25%, 09/15/2015, (Insd. by MBIA)	1,775,000	1,975,575
5.25%, 09/15/2018, (Insd. by MBIA)	1,000,000	1,105,190
New York Mtge. Agcy. SFHRB:
Ser. 50:
5.35%, 04/01/2007	240,000	247,190
5.80%, 10/01/2006	200,000	204,792
Ser. 67, 5.30%, 10/01/2010	585,000	610,798
Ser. 102, 4.70%, 10/01/2016	350,000	363,101

		4,506,646

INDUSTRIAL DEVELOPMENT REVENUE 3.4%
Troy, NY IDA Civic Facs. RRB, Rensselaer Polytechnic Institute, Ser. A:
5.50%, 09/01/2012	1,145,000	1,298,041
5.50%, 09/01/2013	1,100,000	1,239,854
5.50%, 09/01/2015	620,000	698,411

		3,236,306

LEASE 1.9%
New York Dorm. Auth. Lease RB, Univ. Dorm. Facs., Ser. A, 5.00%, 07/01/2019	1,635,000	1,794,151

[1]

EVERGREEN NEW YORK MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 2.7%
New York Battery Park City Auth. RB, Ser. A:
5.25%, 11/01/2014	$2,000,000	$2,260,020
5.25%, 11/01/2017	300,000	334,446

		2,594,466

POWER 2.3%
New York Pwr. Auth. RB, Ser. A:
5.00%, 11/15/2017	1,000,000	1,094,680
5.25%, 11/15/2016	1,000,000	1,112,160

		2,206,840

PRE-REFUNDED 1.6%
New York Urban Dev. Corp. RB, Personal Income Tax, Ser. A, 5.375%, 03/15/2016	1,360,000	1,538,296

SALES TAX 13.2%
Nassau Cnty., NY Interim Fin. Auth. RB, Ser. A:
5.00%, 11/15/2016, (Insd. by AMBAC)	1,500,000	1,646,070
5.00%, 11/15/2017, (Insd. by AMBAC)	1,425,000	1,556,228
New York Sales Tax Asset Receivable Corp. RB, Ser. A, 5.00%, 10/15/2017	1,500,000	1,659,525
New York, NY TFA RB:
Ser. C, 5.25%, 02/15/2018	3,250,000	3,571,490
Ser. G, 5.00%, 08/01/2018	3,925,000	4,252,973

		12,686,286

SPECIAL TAX 1.7%
New York Thruway Auth. RB, Ser. A:
5.00%, 03/15/2017, (Insd. by MBIA)	1,000,000	1,085,740
5.00%, 03/15/2018, (Insd. by MBIA)	500,000	542,520

		1,628,260

TRANSPORTATION 18.2%
Metropolitan Trans. Auth. RB, Ser. B:
5.25%, 11/15/2017, (Insd. by FGIC)	1,825,000	2,031,207
5.25%, 11/15/2018, (Insd. by FGIC)	2,430,000	2,704,566
New York Bridge Auth. RB, 5.00%, 01/01/2014	2,655,000	2,909,083
New York Thruway Auth. RB, Gen. Hwy. & Bridge:
Ser. A, 5.00%, 04/01/2019, (Insd. by MBIA)	1,500,000	1,630,545
Ser. B:
5.00%, 04/01/2016, (Insd. by FSA)	1,175,000	1,282,031
5.00%, 04/01/2017, (Insd. by FSA)	2,000,000	2,172,340
New York Triborough Bridge & Tunnel Auth. RB:
Ser. A, 5.25%, 01/01/2015	1,235,000	1,360,476
Ser. B, 5.25%, 11/15/2018	2,065,000	2,293,781
Port Auth. of New York & New Jersey RB, Ser. 125, 5.00%, 10/15/2019, (Insd. by FSA)	1,000,000	1,095,410

		17,479,439

WATER & SEWER 12.6%
New York Env. Facs. Corp. RB, Clean Drinking Wtr. Proj.:
5.00%, 06/15/2017	3,500,000	3,818,710
Ser. B:
5.00%, 11/15/2017	1,250,000	1,377,900
5.25%, 06/15/2016	2,065,000	2,285,088
New York, NY Muni. Wtr. Fin. Auth. RB, Ser. B, 5.00%, 06/15/2017	4,150,000	4,541,552

		12,023,250

Total Municipal Obligations (cost $88,650,364)		92,887,429

[2]

EVERGREEN NEW YORK MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 2.1%
MUTUAL FUND SHARES 2.1%
Evergreen New York Municipal Money Market Fund ø (cost $2,040,403)	2,040,403	$2,040,403

Total Investments (cost $90,690,767) 99.1%		94,927,832
Other Assets and Liabilities 0.9%		891,727

Net Assets 100.0%		$95,819,559

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TFA	Transportation Finance Authority

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $90,717,779. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,210,053 and $0, respectively, with a net unrealized appreciation of $4,210,053.

The following table shows the percent of total investments by geographic location as of June 30, 2005:

New York	97.9%
Non-state specific	2.1%

100.0%

[3]

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.9%
AIRPORT 1.9%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., 5.75%, 01/01/2012	$5,500,000	$6,089,435
Lehigh Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	3,298,050
Philadelphia, PA Arpt. Parking Auth. RB, 5.625%, 09/01/2016	3,695,000	4,054,597
Philadelphia, PA Auth. for Indl. Dev. Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,791,403
5.50%, 07/01/2017	1,250,000	1,373,775

		16,607,260

CONTINUING CARE RETIREMENT COMMUNITY 2.1%
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,079,770
6.00%, 10/01/2034	1,400,000	1,503,488
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, Pleasant View Retirement:
Ser. A:
5.00%, 12/15/2012	1,025,000	1,062,669
5.00%, 12/15/2013	1,075,000	1,108,776
5.30%, 12/15/2026	2,120,000	2,175,777
Ser. B, 4.65%, 12/01/2029	3,000,000	3,018,420
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Ctr., Ser. A, 7.25%, 12/01/2024	6,000,000	6,446,700
Montgomery Cnty., PA IDA RB, Adult Cmnty. Total Svcs., Ser. B, 5.75%, 11/15/2017	1,000,000	1,044,910
Pennsylvania EDA RB, Dr. Gertrude A. Barber Ctr., Inc., 5.90%, 12/01/2030	1,000,000	1,098,350

		18,538,860

EDUCATION 12.4%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%, 09/01/2028	6,075,000	6,230,034
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,111,910
Delaware Cnty., PA Univ. Auth. RB, Villanova Univ., 5.80%, 08/01/2025	2,000,000	2,045,540
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	1,000,000	1,061,530
Greenville Cnty., SC Sch. Dist. Installment Purpose RRB, Building Equity Sooner for Tomorrow Proj., 5.00%, 12/01/2028	9,010,000	9,437,074
Lancaster, PA Higher Ed. Auth. RB, Franklin & Marshall College, Ser. A, 5.25%, 04/15/2014	1,000,000	1,108,960
Lancaster, SC Edl. Assistance Program RB, Lancaster Cnty. Sch. Dist. Proj., 5.00%, 12/01/2029	1,500,000	1,533,870
Latrobe, PA IDA College RB, St. Vincent College Proj.:
5.375%, 05/01/2018	2,635,000	2,746,829
5.375%, 05/01/2024	5,600,000	5,778,528
5.60%, 05/01/2021	1,500,000	1,599,945
5.70%, 05/01/2031	1,500,000	1,594,380
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purpose RB, 5.25%, 12/01/2024 #	1,190,000	1,246,382
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Beaver College, 5.70%, 04/01/2027	1,560,000	1,665,472
Pennsbury, PA Sch. Dist. GO:
5.50%, 01/15/2016	1,000,000	1,121,860
5.50%, 01/15/2018	1,000,000	1,119,880
Pennsylvania Higher Ed. Assistance Agcy. Standard Loan RB, Sr. Sub-Ser. Z-4, ARS, 2.70%, 06/01/2039	4,000,000	4,000,000
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB:
Bryn Mawr College:
5.40%, 12/01/2009, (Insd. by MBIA)	1,845,000	1,965,626
5.625%, 12/01/2027, (Insd. by MBIA)	2,000,000	2,130,900
Drexel Univ., 5.20%, 05/01/2009, (Insd. by MBIA)	1,605,000	1,701,605
Lasalle Univ., 5.625%, 05/01/2017	1,000,000	1,032,040
Univ. of Pennsylvania, Ser. B:
5.55%, 09/01/2009	2,725,000	2,738,843
5.60%, 09/01/2010	2,145,000	2,156,068
5.85%, 09/01/2013	3,740,000	3,760,907
[1]

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Pennsylvania Higher Edl. Facs. Auth. RB:
Philadelphia Univ., 6.25%, 06/01/2024	$2,400,000	$2,685,456
Ser. N:
5.80%, 06/15/2024, (Insd. by MBIA)	3,500,000	3,606,015
5.875%, 06/15/2021, (Insd. by MBIA)	4,000,000	4,124,000
Temple Univ., Ser. 1, 5.25%, 04/01/2016	2,290,000	2,439,880
Thomas Jefferson Univ.:
5.50%, 01/01/2015	1,280,000	1,420,019
5.50%, 01/01/2018	1,000,000	1,097,760
Ursinus College:
5.375%, 01/01/2020, (Liq.: Radian Group, Inc.)	3,000,000	3,243,840
5.50%, 01/01/2024, (Liq.: Radian Group, Inc.)	1,000,000	1,084,050
Widener Univ.:
5.00%, 07/15/2026	750,000	783,713
5.00%, 07/15/2039	3,750,000	3,874,950
5.25%, 07/15/2024	1,000,000	1,052,870
5.40%, 07/15/2036	5,500,000	5,822,795
Pennsylvania Pub. Sch. Bldg. Auth. RB:
Garnet Valley Sch. Dist. Proj.:
5.50%, 02/01/2025	5,000,000	5,447,650
6.00%, 02/01/2017	2,690,000	3,065,040
Harrisburg Area Cmnty. College, 5.25%, 04/01/2024, (Insd. by AMBAC)	2,205,000	2,415,247
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College:
5.35%, 10/01/2007	515,000	528,704
6.00%, 10/01/2029	1,000,000	1,028,710
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Ser. B, 6.25%, 05/01/2006, (Insd. by MBIA)	1,205,000	1,239,945
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	6,012,160
Cmnty. College of Philadelphia, 5.50%, 05/01/2016, (Insd. by AMBAC)	1,250,000	1,393,163
Pleasant Valley, PA Sch. Dist. GO, 5.60%, 11/15/2014, (Insd. by FGIC)	150,000	151,632

		111,405,782

ELECTRIC REVENUE 1.2%
Indiana Cnty., PA IDA PCRRB, Pennsylvania Elec. Co. Proj., 5.35%, 11/01/2010, (Insd. by MBIA)	9,600,000	10,649,376

GENERAL OBLIGATION – LOCAL 8.0%
Abington, PA Sch. Dist. GO, Ser. AA, 5.625%, 05/15/2020	2,090,000	2,110,503
Athens, PA Sch. Dist. GO:
5.50%, 04/15/2018	1,000,000	1,114,400
5.50%, 04/15/2019	2,590,000	2,886,296
Central Bucks, PA Sch. Dist. GO:
5.50%, 05/15/2017	3,750,000	4,190,025
5.50%, 05/15/2018	2,000,000	2,234,680
5.50%, 05/15/2019	1,500,000	1,676,010
Central York, PA Sch. Dist. GO:
5.50%, 06/01/2015	2,300,000	2,577,449
5.50%, 06/01/2016	2,000,000	2,239,960
Chesapeake, VA GO, Wtr. & Swr., Ser. B, 5.00%, 06/01/2028, (Insd. by FGIC)	1,500,000	1,594,635
Chester Cnty., PA GO:
5.50%, 11/15/2017	2,280,000	2,575,944
5.50%, 11/15/2018	2,405,000	2,717,169
5.50%, 11/15/2019	2,535,000	2,864,043
Dauphin Cnty., PA GO:
5.50%, 11/15/2015	1,055,000	1,169,510
5.50%, 11/15/2016	1,110,000	1,229,902
5.50%, 11/15/2017	1,170,000	1,294,570
5.50%, 11/15/2018	1,240,000	1,372,023
[2]

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Loyalsock Township, PA Sch. Dist. GO, 5.375%, 11/01/2017, (Insd. by MBIA)	$855,000	$947,400
Muncy, PA Sch. Dist. GO, 5.50%, 05/15/2018	3,545,000	4,005,141
Perkiomen Valley, PA Sch. Dist. GO, 5.50%, 03/01/2017	1,525,000	1,683,829
Philadelphia, PA GO, Ser. B, 5.80%, 11/15/2007	875,000	894,705
Philadelphia, PA Sch. Dist. GO, Ser. B:
5.50%, 09/01/2025	4,000,000	4,059,800
5.625%, 08/01/2018	2,500,000	2,864,000
5.625%, 08/01/2019	1,000,000	1,145,600
Pittsburgh, PA Urban Redev. Auth. GO, Ctr. Triangle Tax Increment, Ser. A, 6.10%, 05/01/2019	1,090,000	1,171,314
Scranton, PA Sch. Dist. GO, Refunding, 5.375%, 04/01/2020	2,855,000	3,105,212
Spring Grove, PA Area Sch. Dist. GO, 5.25%, 04/01/2016	4,690,000	5,089,025
Springfield, PA Sch. Dist. GO, Refunding, Delaware Cnty. Impt.:
5.50%, 03/15/2016	1,000,000	1,116,700
5.50%, 03/15/2018	2,585,000	2,929,916
Tredyffrin-Easttown, PA Sch. Dist. GO:
5.50%, 02/15/2016	2,140,000	2,385,330
5.50%, 02/15/2017	1,520,000	1,694,253
Valley View, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2010, (Insd. by FGIC)	2,065,000	2,136,304
West Mifflin, PA Area Sch. Dist. GO, Refunding, 5.00%, 10/01/2022, (Insd. by FSA) #	3,000,000	3,242,250

		72,317,898

GENERAL OBLIGATION – STATE 7.6%
Pennsylvania GO:
Ser. 1:
6.00%, 01/15/2012	2,705,000	3,067,903
6.00%, 01/15/2014	3,105,000	3,521,567
6.00%, 01/15/2015	9,605,000	10,893,607
6.00%, 01/15/2016	9,805,000	11,120,439
Ser. 2:
5.50%, 05/01/2017	3,500,000	3,972,885
5.75%, 10/01/2014	11,725,000	13,111,129
5.75%, 10/01/2017	5,000,000	5,591,100
5.75%, 10/01/2018	1,000,000	1,118,220
6.00%, 07/01/2005	25,000	25,002
6.25%, 07/01/2010	5,000,000	5,724,700
6.25%, 07/01/2011	5,060,000	5,887,816
Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	3,950,000	4,668,860

		68,703,228

HOSPITAL 16.4%
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	8,295,000	9,040,969
Allentown, PA Area Hosp. Auth. RB, Sacred Heart Hlth. Care Sys., Ser. A, 4.75%, 07/01/2008	2,550,000	2,532,762
Arlington Cnty., VA IDA Hosp. Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%, 07/01/2018	1,000,000	1,074,490
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%, 10/01/2014	2,110,000	2,443,338
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	1,000,000	1,074,440
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr., Inc. Proj.:
5.00%, 12/01/2011	935,000	998,683
5.00%, 12/01/2026	2,500,000	2,582,150
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle Hlth. Sys. Proj., 5.50%, 05/15/2017, (Insd. by MBIA)	1,000,000	1,050,640
Geisinger, PA Hlth. Sys. Auth. RRB, Pennsylvania State Geisinger Hlth. Sys., Ser. A, 5.50%, 08/15/2010	1,685,000	1,795,890
Horizon Hosp. Sys. Auth., Pennsylvania Hosp. RB, Horizon Hosp. Sys., Inc., 6.35%, 05/15/2026	3,650,000	3,789,649
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	705,000	783,396
Lancaster Cnty., PA Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 03/15/2021	6,560,000	7,191,597
[3]

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, Pleasant View Retirement, Ser. A, 5.125%, 12/15/2020	$1,250,000	$1,283,438
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Good Samaritan Hosp. Proj., 5.00%, 11/15/2018	2,000,000	2,067,760
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A:
5.875%, 07/01/2015, (Insd. by MBIA)	2,245,000	2,291,337
7.00%, 07/01/2016, (Insd. by MBIA)	2,500,000	3,089,550
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.50%, 11/01/2032	6,500,000	6,905,470
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 6.00%, 07/01/2018	250,000	276,180
Union Hosp. Cecil Cnty. Issue, 5.00%, 07/01/2035 #	1,000,000	1,032,270
Medical Univ. of South Carolina, Hosp. Auth. RRB, Hosp. Facs., Ser. A, 5.25%, 08/15/2021, (Insd. by FHA & MBIA)	3,000,000	3,279,390
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB:
Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	13,835,000	14,319,087
Hlth. Sys., Catholic Hlth. East, Ser. C, 5.50%, 11/15/2024	1,565,000	1,683,533
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A:
5.50%, 07/01/2022	4,400,000	4,648,248
5.625%, 07/01/2032	1,000,000	1,056,480
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
Ser. A, 5.50%, 11/15/2008	3,000,000	3,214,500
Ser. B, 5.875%, 11/15/2021	3,550,000	3,735,523
Univ. of Pennsylvania Hlth. Svcs.:
Ser. A:
5.60%, 01/01/2010	2,525,000	2,587,014
5.70%, 01/01/2011	1,100,000	1,127,555
6.00%, 01/01/2007	1,000,000	1,026,540
Ser. B:
5.50%, 01/01/2009	1,520,000	1,551,646
5.70%, 01/01/2011	4,460,000	4,564,186
5.75%, 01/01/2017	4,000,000	4,101,200
Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. A:
6.00%, 01/15/2022	6,850,000	7,612,268
6.25%, 01/15/2017	4,000,000	4,528,680
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys., Ser. A:
5.125%, 05/15/2011	3,395,000	3,609,224
5.125%, 05/15/2012	3,555,000	3,765,420
5.125%, 05/15/2018	8,850,000	9,357,282
5.25%, 05/15/2013	3,045,000	3,227,304
5.25%, 05/15/2014	7,390,000	7,801,475
Puerto Rico Indl., Tourist, Edl., Med. & Env. Ctl. Facs. RB, Hosp. Auxilio Mutuo Obl., 6.25%, 07/01/2024, (Insd. by MBIA)	3,250,000	3,289,585
Puerto Rico Pub. Bldg. Auth. RRB, Ser. M, 5.70%, 07/01/2009	1,800,000	1,960,740
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,579,258
6.25%, 06/01/2022	1,750,000	1,946,455

		147,876,602

HOUSING 2.2%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021, (Insd. by GNMA)	805,000	849,645
Ser. II-2, 5.90%, 11/01/2032, (Insd. by GNMA)	1,135,000	1,194,599
[4]

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Pennsylvania HFA RB, Single Family Mtge.:
Ser. 57-B, 5.625%, 10/01/2011, (Insd. by FHA)	$720,000	$753,336
Ser. 65-A, 5.20%, 10/01/2018	5,000,000	5,129,000
Ser. 68-A, 6.05%, 10/01/2028	3,450,000	3,589,863
Ser. 72-A, 5.25%, 04/01/2021	5,250,001	5,439,473
Philadelphia, PA HFA RB, Ser. A, 5.50%, 12/01/2018, (Insd. by FSA)	2,615,000	2,912,587

		19,868,503

INDUSTRIAL DEVELOPMENT REVENUE 5.0%
Allegheny Cnty., PA Redev. Auth. RB, Pittsburgh Mills Proj., 5.60%, 07/01/2023	1,000,000	1,051,860
Bradford Cnty., PA IDA Solid Wst. Disposal RRB, International Paper Co. Proj., Ser. A, 4.70%, 03/01/2019	10,999,999	11,050,270
Pennsylvania EDFA RB, Colver Proj., Ser. D:
7.05%, 12/01/2010	1,750,000	1,820,875
7.125%, 12/01/2015	6,700,000	6,988,100
7.15%, 12/01/2018	5,800,000	6,049,400
Pennsylvania EDFA Solid Wst. Disposal RB, Waste Management, Inc. Proj., Ser. A, 4.70%, 11/01/2021	7,500,000	7,618,575
Schuylkill Cnty., PA IDA RB, Pine Grove Landfill, Inc., 5.10%, 10/01/2019	3,800,000	3,936,990
Westmoreland Cnty., PA IDA RB, Valley Landfill Proj., 5.10%, 05/01/2018	6,000,000	6,251,760

		44,767,830

LEASE 3.0%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed.:
5.25%, 12/01/2020	2,745,000	2,927,488
5.25%, 12/01/2024	8,485,000	8,969,239
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	3,029,601
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,815,919
Philadelphia, PA Auth. for Indl. Dev. Lease RB, Ser. B:
5.50%, 10/01/2014, (Insd. by FSA)	4,000,000	4,501,280
5.50%, 10/01/2019, (Insd. by FSA)	2,225,000	2,490,754
York Cnty., PA Sch. Tech. Auth. Lease RB, 5.50%, 02/15/2021, (Insd. by FGIC)	1,205,000	1,350,455

		27,084,736

MISCELLANEOUS REVENUE 5.6%
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office, 6.00%, 01/01/2025	4,000,000	3,726,400
Delaware Valley, PA Regl. Fin. RB, Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,317,180
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%, 06/01/2025	2,560,000	2,533,069
Pennsylvania IDA EDRB:
5.50%, 07/01/2018, (Insd. by AMBAC)	8,500,000	9,580,520
5.50%, 07/01/2020, (Insd. by AMBAC)	1,560,000	1,757,278
5.80%, 01/01/2008, (Insd. by AMBAC)	2,215,000	2,370,427
5.80%, 07/01/2009, (Insd. by AMBAC)	250,000	275,980
7.00%, 01/01/2006, (Insd. by AMBAC)	2,000,000	2,042,460
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax RRB, Philadelphia Funding Program:
5.25%, 06/15/2011, (Insd. by FGIC)	2,000,000	2,157,760
5.50%, 06/15/2016, (Insd. by FGIC)	500,000	512,280
5.60%, 06/15/2012, (Insd. by FGIC)	3,665,000	3,763,149
5.625%, 06/15/2013, (Insd. by FGIC)	3,000,000	3,081,030
Pennsylvania Pub. Sch. Bldg. Auth. RRB, Montgomery Cnty. Cmnty. College, Ser. B, 5.60%, 11/01/2005	1,260,000	1,272,524
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,114,160
5.50%, 04/15/2017	1,000,000	1,112,240
5.50%, 04/15/2020	925,000	1,022,957
5.50%, 04/15/2022	500,000	552,950
[5]

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Pittsburgh, PA Pub. Parking Auth. RRB, Ser. A:
5.00%, 12/01/2020, (Insd. by FGIC)	$2,565,000	$2,763,582
5.00%, 12/01/2022, (Insd. by FGIC)	3,510,000	3,757,104
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by FSA)	1,000,000	1,157,140
South Central, PA Gen. Auth. RB, Ser. A, 4.50%, 06/01/2030, (Insd. by AMBAC)	3,000,000	3,116,610

		49,986,800

PORT AUTHORITY 1.2%
Allegheny Cnty., PA Port Auth. Trans. RB:
5.50%, 03/01/2016	2,000,000	2,228,060
5.50%, 03/01/2017	3,750,000	4,171,463
Delaware River Port Auth. of Pennsylvania & New Jersey RB, 5.40%, 01/01/2016, (Insd. by FGIC)	865,000	892,991
Delaware River Port Auth. of Pennsylvania & New Jersey RRB, Port Dist. Proj., Ser. A, 5.50%, 01/01/2018, (Insd. by FSA)	3,425,000	3,807,675

		11,100,189

PRE-REFUNDED 18.2%
Abington, PA Sch. Dist. GO, Ser. A:
5.625%, 05/15/2020	2,000,000	2,022,860
5.75%, 05/15/2025	2,000,000	2,023,780
Allegheny Cnty., PA GO, Ser. C-53:
5.50%, 11/01/2015, (Insd. by FGIC)	830,000	932,405
5.50%, 11/01/2015, (Insd. by FGIC)	1,120,000	1,242,248
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.40%, 08/15/2009, (Insd. by AMBAC)	1,865,000	1,952,413
5.50%, 08/15/2010, (Insd. by AMBAC)	1,510,000	1,579,807
5.50%, 08/15/2011, (Insd. by AMBAC)	2,445,000	2,556,639
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,087,140
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,383,873
Allegheny Cnty., PA Port Auth. Trans. RB:
6.25%, 03/01/2017	5,000,000	5,613,950
6.375%, 03/01/2014	5,500,000	6,199,105
6.375%, 03/01/2015	4,750,000	5,353,772
Allegheny Cnty., PA Sanitation Auth. Swr. RB:
5.50%, 12/01/2020	3,865,000	4,335,912
5.75%, 12/01/2014	2,390,000	2,710,690
Allentown, PA GO, 5.65%, 07/15/2010	170,000	187,886
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	1,000,000	1,110,730
Athens, PA Sch. Dist. GO, 5.50%, 04/15/2017	2,330,000	2,596,552
Blue Mountain, PA Sch. Dist. GO, Ser. A, 5.50%, 10/01/2019, (Insd. by FSA)	2,880,000	3,249,043
Bradford, PA Area Sch. Dist. GO:
5.50%, 10/01/2010, (Insd. by FGIC)	1,105,000	1,113,177
5.75%, 10/01/2015, (Insd. by FGIC)	2,000,000	2,016,040
Bucks Cnty., PA St. Mary’s Hosp. Auth. RB, Catholic Hlth. Initiatives, Ser. A, 5.00%, 12/01/2018	5,000,000	5,330,500
Cambria Cnty., PA GO:
5.50%, 08/15/2016, (Insd. by FGIC)	2,375,000	2,565,736
Ser. A, 6.625%, 08/15/2012, (Insd. by FGIC)	775,000	793,003
Center City Dist., PA Business Impt. Spl. Assmt. RB:
5.45%, 12/01/2006, (Insd. by AMBAC)	1,085,000	1,119,557
5.55%, 12/01/2007, (Insd. by AMBAC)	1,145,000	1,181,938
5.60%, 12/01/2008, (Insd. by AMBAC)	1,210,000	1,249,289
Charleston Cnty., SC GO, Refunding & Capital Impt., 5.25%, 05/01/2019	1,765,000	1,926,445
Chester Cnty., PA GO, Refunding, Ser. B, 5.625%, 11/15/2016	4,290,000	4,339,035
Council Rock, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2017, (Insd. by MBIA)	2,055,000	2,307,046
[6]

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Delaware Cnty., PA GO:
5.50%, 10/01/2015	$310,000	$312,009
5.50%, 10/01/2015	2,385,000	2,402,649
5.55%, 10/01/2010	1,750,000	1,812,703
Dover Township, PA Swr. Auth. RB, 6.25%, 05/01/2012	15,000	16,372
Georgetown Cnty., SC Sch. Dist. GO, 5.75%, 03/01/2014	2,000,000	2,267,620
Hempfield, PA Lancaster Cnty. Sch. Dist. GO, 7.10%, 10/15/2005	155,000	155,530
Lansing, MI GO, Cmnty. College, 5.50%, 05/01/2017, (Insd. by FGIC)	1,105,000	1,252,849
Loyalsock Township, PA Sch. Dist. GO:
5.375%, 11/01/2017, (Insd. by MBIA)	875,000	981,881
5.375%, 11/01/2018, (Insd. by MBIA)	1,510,000	1,694,447
5.375%, 11/01/2019, (Insd. by MBIA)	1,855,000	2,081,588
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%, 08/15/2013	1,605,000	1,876,967
Neshaminy, PA Wtr. Resources Auth. RB, 5.40%, 03/01/2013	1,255,000	1,355,124
Northampton Cnty., PA Gen. Purpose Auth. RB, Cnty. Agreement:
5.75%, 10/01/2016	1,560,000	1,801,379
5.75%, 10/01/2017	3,270,000	3,775,967
Norwin, PA Sch. Dist. GO:
6.00%, 04/01/2011, (Insd. by FGIC)	1,030,000	1,158,091
6.00%, 04/01/2012, (Insd. by FGIC)	1,090,000	1,225,552
6.25%, 04/01/2013, (Insd. by FGIC)	1,155,000	1,311,283
Parkland, PA Sch. Dist. GO:
5.60%, 09/01/2010	1,535,000	1,565,639
5.65%, 09/01/2011	2,125,000	2,168,116
5.70%, 09/01/2012	2,250,000	2,296,395
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016, (Insd. by FGIC)	8,500,000	10,345,520
Pennsylvania Higher Edl. Assistance Agcy. RB, Capital Acquisition, 6.00%, 05/01/2013, (Insd. by MBIA)	1,610,000	1,843,997
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB:
Bryn Mawr College, 5.40%, 12/01/2009, (Insd. by MBIA)	605,000	646,636
Drexel Univ., 5.20%, 05/01/2009, (Insd. by MBIA)	460,000	489,095
Ursinus College, 5.85%, 01/01/2017	2,755,000	2,933,193
Pennsylvania Turnpike Commission Oil Franchise Tax RB, Sub. Ser. B, 5.25%, 12/01/2016, (Insd. by AMBAC)	355,000	380,972
Philadelphia, PA IDA RB, Girard Estate Coal Mining Proj., 5.25%, 11/15/2009	500,000	515,710
Pittsburgh, PA Wtr. & Swr. Sys. RB, 1st Lien, Ser. A:
5.40%, 09/01/2012, (Insd. by FGIC)	2,845,000	2,858,741
5.50%, 09/01/2013, (Insd. by FGIC)	2,715,000	2,728,575
Pittsburgh, PA Wtr. & Swr. Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	1,000,000	1,182,870
Pleasant Valley, PA Sch. Dist. GO, 5.60%, 11/15/2014, (Insd. by FGIC)	850,000	859,639
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit, Ser. A, 6.375%, 11/15/2019	8,245,000	9,451,821
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	3,000,000	3,364,110
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	2,295,000	2,434,834
Seneca Valley, PA Sch. Dist. GO, 5.85%, 02/15/2015, (Insd. by FGIC)	105,000	105,435
Southcentral Pennsylvania Gen. Auth. RB, Wellspan Health, 5.375%, 05/15/2028	9,000,000	10,088,404
Sto-Rox Sch. Dist., Pennsylvania GO, 5.80%, 06/15/2030	1,500,000	1,703,040
Stroudsburg, PA Area Sch. Dist. GO, 5.65%, 10/01/2009	2,405,000	2,423,687
West Mifflin, PA Muni. Sanitation Swr. Auth. RB:
5.70%, 08/01/2015, (Insd. by FGIC)	1,000,000	1,033,040
Ser. A, 5.80%, 08/01/2024, (Insd. by FGIC)	2,500,000	2,585,250

		163,567,301

RESOURCE RECOVERY 1.7%
Bucks Cnty., PA IDA RB, Waste Management, Inc. Proj., 4.90%, 12/01/2022	3,400,000	3,473,270
Harrisburg, PA Auth. Resource Recovery Facs. RB, Ser. D-1, 4.00%, 12/01/2033, (Insd. by FSA)	11,200,000	11,510,464

		14,983,734

[7]

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 1.4%
Pennsylvania Convention Ctr. RRB, Ser. A, 6.75%, 09/01/2019, (Insd. by MBIA)	$12,295,000	$12,806,472

SPECIAL TAX 1.4%
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	2,015,000	2,242,816
Ser. B, 6.40%, 12/15/2018	4,029,999	4,505,137
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A:
5.20%, 10/01/2009	1,000,000	1,062,620
5.50%, 10/01/2013	1,000,000	1,057,660
5.50%, 10/01/2022	1,000,000	1,045,010
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2018	500,000	524,215
5.625%, 10/01/2025	2,250,000	2,358,337

		12,795,795

TOBACCO REVENUE 2.1%
Badger Tobacco Asset Securitization Corp. Wisconsin RB, 6.125%, 06/01/2027	4,725,000	5,014,076
Washington, DC Tobacco Settlement Fin. Corp. RB, 6.25%, 05/15/2024	12,910,000	13,706,805

		18,720,881

TRANSPORTATION 2.9%
Allegheny Cnty., PA Port Auth. RB, 5.50%, 03/01/2015	1,000,000	1,114,570
Harrisburg, PA Parking Auth. RRB, Ser. O, 5.25%, 08/01/2013, (Insd. by AMBAC)	1,230,000	1,386,419
Jacksonville, FL Metro. Parking Solutions Proj. EDA IDRB, 5.50%, 10/01/2030	1,000,000	1,065,260
Pennsylvania Turnpike Commission Oil Franchise Tax RB, Ser. B, 5.25%, 12/01/2016, (Insd. by AMBAC)	165,000	177,906
Pennsylvania Turnpike Commission RB:
5.375%, 07/15/2019, (Insd. by AMBAC)	2,965,000	3,296,220
Ser. A, 5.50%, 12/01/2031, (Insd. by AMBAC)	2,000,000	2,256,900
Pennsylvania Turnpike Commission RRB, Ser. S:
5.50%, 06/01/2015	6,425,000	7,188,033
5.625%, 06/01/2014	3,595,000	4,083,309
5.625%, 06/01/2014, (Insd. by FGIC)	2,485,000	2,811,057
Southeastern Pennsylvania Trans. Auth. PA RB, Ser. A, 5.25%, 03/01/2014	2,500,000	2,707,575

		26,087,249

WATER & SEWER 4.6%
Allegheny Cnty., PA Sanitation Auth. Swr. RB, 5.50%, 12/01/2030	5,375,000	6,043,865
Allegheny Cnty., PA Sanitation Auth. Swr. RRB, 5.375%, 12/01/2018	2,080,000	2,324,171
Delaware Cnty., PA Regl. Wtr. Quality Ctl. Auth. RB, 5.50%, 05/01/2015	2,540,000	2,838,552
Maury Cnty., TN Indl. Dev. Board, Swr. Disposal Facs. RB, Saturn Corp Proj., FRN, 4.83%, 09/01/2027	1,500,000	1,500,000
North Pennsylvania Wtr. Auth. RB, 5.75%, 11/01/2018, (Insd. by FGIC)	3,705,000	3,740,457
North Wales, PA Wtr. Auth. RB, 5.60%, 11/01/2020, (Insd. by FGIC)	4,530,000	4,569,230
Pennsylvania Infrastructure Investment Auth. RB, Pennvest Loan Pool Program:
5.40%, 09/01/2009, (Insd. by MBIA)	1,805,000	1,893,986
5.50%, 09/01/2010, (Insd. by MBIA)	2,140,000	2,247,942
Philadelphia, PA Wtr. & Wstwtr. RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,710,440
Pittsburgh, PA Wtr. & Swr. Sys. RB, 1st Lien, 5.50%, 12/01/2015, (Insd. by AMBAC)	3,100,000	3,473,953
University of Pittsburgh, Pennsylvania RB, Area Joint Swr. Auth., 5.25%, 11/01/2014, (Insd. by MBIA)	4,355,000	4,941,357
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB, 5.25%, 07/01/2008	1,835,000	1,914,602
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RRB, 5.25%, 07/01/2009	1,370,000	1,435,719

		41,634,274

Total Municipal Obligations (cost $835,977,762)		889,502,770

[8]

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $6,795,986)	6,795,986	$6,795,986

Total Investments (cost $842,773,748) 99.7%		896,298,756
Other Assets and Liabilities 0.3%		3,077,228

Net Assets 100.0%		$899,375,984

#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations:
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
ARS	Auction Rate Securities
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of June 30, 2005:

Pennsylvania	87.8%
South Carolina	4.6%
Puerto Rico	1.9%
District of Columbia	1.5%
Virgin Islands	1.0%
Wisconsin	0.6%
New Jersey	0.4%
Virginia	0.4%
Georgia	0.4%
Tennessee	0.2%
Maryland	0.1%
Michigan	0.1%
Florida	0.1%
Non-state specific	0.9%

100.0%

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $842,773,748. The gross unrealized appreciation and depreciation on securities based on tax cost was $54,044,054 and $519,046, respectively, with a net unrealized appreciation of $53,525,008.

[9]

Item 2 — Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: August 26, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: August 26, 2005